Benefit Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 firm	Dec. 31, 2015	Aug. 15, 2014	Dec. 31, 2012
Benefit Plans
Expected contributions for the next fiscal year	$ 0
Oneida Savings Bank pension plan
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	0	4,375,556		4.2	3,955,438
Oneida Savings Bank pension plan | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		4,375,556
Oneida Savings Bank pension plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		3,597,339
Oneida Savings Bank pension plan | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		778,217
Oneida Savings Bank pension plan | Significant Unobservable Inputs (Level 3)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		0
Oneida Savings Bank pension plan | Cash | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		223,745
Oneida Savings Bank pension plan | Cash | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		223,745
Oneida Savings Bank pension plan | Common Stock | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		2,558,970
Oneida Savings Bank pension plan | Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		2,558,970
Oneida Savings Bank pension plan | Exchange traded funds | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		767,108
Oneida Savings Bank pension plan | Exchange traded funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		767,108
Oneida Savings Bank pension plan | Real estate investment trust | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		47,516
Oneida Savings Bank pension plan | Real estate investment trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		47,516
Oneida Savings Bank pension plan | FHLMC | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		370,769
Oneida Savings Bank pension plan | FHLMC | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		370,769
Oneida Savings Bank pension plan | FNMA | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		119,050
Oneida Savings Bank pension plan | FNMA | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		119,050
Oneida Savings Bank pension plan | Government issues (US Treasuries) | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		288,398
Oneida Savings Bank pension plan | Government issues (US Treasuries) | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		288,398
State Bank of Chittenango pension plan
Benefit Plans
Percentage of investments to be achieved for long-term growth	97.00%
Percentage of investments to be achieved for near-term benefit payments	3.00%
Percentage of Plan Assets at December 31	100.00%	100.00%
Weighted-Average Expected Long Term Rate of Return	6.50%
Defined Benefit Plan, Fair Value of Plan Assets	2,133,972	2,183,032			1,976,719
Number of investment firm	2	2
Amount of system monies had not yet been allocated to investment manager	9,400,000	2,600,000
Percentage of portfolio split under control of investment managers	57.00%	58.00%
Percentage of portfolio split under control of investment managers	39.00%	41.00%
Percentage of portfolio split under control of investment managers	4.00%	1.00%
Expected benefit payments
2015	194,122
2016	188,664
2017	183,349
2018	177,537
2019	171,620
Years 2020- 2024	811,096
State Bank of Chittenango pension plan | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	2,133,972	2,183,032
State Bank of Chittenango pension plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	724,478	1,105,605
State Bank of Chittenango pension plan | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	1,409,494	1,077,427
State Bank of Chittenango pension plan | Significant Unobservable Inputs (Level 3)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	0	0
State Bank of Chittenango pension plan | Cash equivalents
Benefit Plans
Percentage of Plan Assets at December 31	9.00%	5.00%
Weighted-Average Expected Long Term Rate of Return	0.40%
State Bank of Chittenango pension plan | Foreign currencies | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	881	3,112
State Bank of Chittenango pension plan | Foreign currencies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	881	3,112
State Bank of Chittenango pension plan | Government issues | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	7,022	31,653
State Bank of Chittenango pension plan | Government issues | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	7,022	31,653
State Bank of Chittenango pension plan | Short-term investment funds
Benefit Plans
Percent of concentration in specified trust	8.00%	5.00%
State Bank of Chittenango pension plan | Short-term investment funds | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	178,636	84,371
State Bank of Chittenango pension plan | Short-term investment funds | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	178,636	84,371
State Bank of Chittenango pension plan | Equity securities
Benefit Plans
Percentage of Plan Assets at December 31	48.00%	51.00%
Weighted-Average Expected Long Term Rate of Return	4.10%
State Bank of Chittenango pension plan | Common Stock | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	415,926	1,083,768
State Bank of Chittenango pension plan | Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	415,926	1,083,768
State Bank of Chittenango pension plan | Depository receipts | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	5,213	13,691
State Bank of Chittenango pension plan | Depository receipts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	5,213	10,433
State Bank of Chittenango pension plan | Depository receipts | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	0	3,258
State Bank of Chittenango pension plan | comingledpensiontrustfunds [Domain] [Member] | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	304,980
Percent of concentration in specified trust	9.00%
State Bank of Chittenango pension plan | comingledpensiontrustfunds [Domain] [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	0
State Bank of Chittenango pension plan | comingledpensiontrustfunds [Domain] [Member] | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	304,980
State Bank of Chittenango pension plan | Exchange traded funds | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	298,506
State Bank of Chittenango pension plan | Exchange traded funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	298,506
State Bank of Chittenango pension plan | Preferred stock | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	3,952	5,107
State Bank of Chittenango pension plan | Preferred stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	3,952	5,107
State Bank of Chittenango pension plan | Real estate investment trust | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		3,185
State Bank of Chittenango pension plan | Real estate investment trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		3,185
State Bank of Chittenango pension plan | Fixed income securities
Benefit Plans
Percentage of Plan Assets at December 31	43.00%	44.00%
Weighted-Average Expected Long Term Rate of Return	2.00%
State Bank of Chittenango pension plan | Auto loan receivables | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	9,332	7,853
State Bank of Chittenango pension plan | Auto loan receivables | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	9,332	7,853
State Bank of Chittenango pension plan | Collateralized mortgage obligations | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	19,249	239,223
State Bank of Chittenango pension plan | Collateralized mortgage obligations | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	19,249	239,223
State Bank of Chittenango pension plan | fixedincomecomingledpensiontrustfund [Member]
Benefit Plans
Percent of concentration in specified trust	13.00%
State Bank of Chittenango pension plan | fixedincomecomingledpensiontrustfund [Member] | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	595,230
State Bank of Chittenango pension plan | fixedincomecomingledpensiontrustfund [Member] | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	595,230
State Bank of Chittenango pension plan | Corporate bonds | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	83,877	257,133
State Bank of Chittenango pension plan | Corporate bonds | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	83,877	257,133
State Bank of Chittenango pension plan | FHLMC | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	2,059	29,826
State Bank of Chittenango pension plan | FHLMC | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	2,059	29,826
State Bank of Chittenango pension plan | FNMA | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	55,083	102,845
State Bank of Chittenango pension plan | FNMA | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	55,083	102,845
State Bank of Chittenango pension plan | Government National Mortgage Assoc. I | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		7,258
State Bank of Chittenango pension plan | Government National Mortgage Assoc. I | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		7,258
State Bank of Chittenango pension plan | Government National Mortgage Assoc. II | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	3,470	3,248
State Bank of Chittenango pension plan | Government National Mortgage Assoc. II | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	3,470	3,248
State Bank of Chittenango pension plan | Government issues (US Treasuries) | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	145,092	303,595
State Bank of Chittenango pension plan | Government issues (US Treasuries) | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	145,092	303,595
State Bank of Chittenango pension plan | Municipals | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		7,164
State Bank of Chittenango pension plan | Municipals | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets		7,164
State Bank of Chittenango pension plan | Other asset backed | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	4,536
State Bank of Chittenango pension plan | Other asset backed | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	4,536
State Bank of Chittenango pension plan | Other financial instruments
Benefit Plans
Percentage of Plan Assets at December 31	0.00%	0.00%
Weighted-Average Expected Long Term Rate of Return	0.00%
State Bank of Chittenango pension plan | Other financial instruments | Carrying Amount
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	928
State Bank of Chittenango pension plan | Other financial instruments | Significant Other Observable Inputs (Level 2)
Benefit Plans
Defined Benefit Plan, Fair Value of Plan Assets	$ 928
State Bank of Chittenango pension plan | Forecast | Cash equivalents
Benefit Plans
Target allocation, minimum			0.00%
Target allocation, maximum			20.00%
State Bank of Chittenango pension plan | Forecast | Equity securities
Benefit Plans
Target allocation, minimum			40.00%
Target allocation, maximum			60.00%
State Bank of Chittenango pension plan | Forecast | Fixed income securities
Benefit Plans
Target allocation, minimum			40.00%
Target allocation, maximum			60.00%
State Bank of Chittenango pension plan | Forecast | Other financial instruments
Benefit Plans
Target allocation, minimum			0.00%
Target allocation, maximum			5.00%
State Bank of Chittenango pension plan | Maximum
Benefit Plans
Percentage of portfolio of security that can be purchased at a time	5.00%
Percentage of market value of security that can be purchased in any one issuer	8.00%
State Bank of Chittenango pension plan | Maximum | U. S. Agencies
Benefit Plans
Percentage of investment manager's portfolio for specified securities	13.00%
State Bank of Chittenango pension plan | Maximum | Asset-backed securities
Benefit Plans
Percentage of investment manager's portfolio for specified securities	10.00%